UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number: 811-9603

                     AMERICAN AADVANTAGE SELECT FUNDS
              (Exact name of registrant as specified in charter)

                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
            (Address of principal executive offices)-(Zip code)

                        WILLIAM F. QUINN, PRESIDENT
                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
                  (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                  Date of fiscal year end: December 31, 2003

                  Date of reporting period: December 31, 2003


ITEM 1. REPORT TO STOCKHOLDERS.

                     [AMERICAN AADVANTAGE SELECT FUNDS LOGO]

--------------------------------------------------------------------------------

                               ANNUAL REPORT
                             DECEMBER 31, 2003

[GLOBE GRAPHIC]

                                                               Money Market Fund
                                               U.S. Government Money Market Fund

                           Managed by AMR Investments

Any opinions herein, including forecasts, reflect our judgement as of the end of the reporting period and are subject to change. Each adviser's strategies and each Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, AMR Investment Services, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American AAdvantage Select Funds

Letter to Shareholders
--------------------------------------------------------------------------------

Fellow Shareholders:

I am pleased to present you with the Annual Report for the American AAdvantage Select Funds for the twelve months ended December 31, 2003. During this time, the American AAdvantage Select Funds performed well versus their peers.

During the past year, investors experienced both upward and downward market trends while hoping to avoid a fourth consecutive annual decline in the stock market (something that has not occurred since 1932). Fortunately, the up markets outpaced downward periods by a larger margin. The reality seems to be that the economic recovery has arrived. The economy had to overcome the war with Iraq, the occupation of Afghanistan, and the SARS outbreak. However, the lowest Fed Funds rate in 45 years at 1.0% improved corporate earnings growth, and was reflected in the markets.

The American AAdvantage Select Funds produced strong relative returns for the year. The Money Market Select Fund returned 1.13% for the period, outperforming the Lipper Institutional Money Market Average return of 0.80%. The U.S. Government Money Market Select Fund outpaced the Lipper Institutional U.S. Government Money Market Average with a return of 1.11% versus 0.80% for the Average.

As the Fed intends to remain accommodative and "patient" with monetary policy, thereby, keeping short-term interest rates at historical lows, the American AAdvantage Select Funds continue to emphasize fundamental investing on behalf of our shareholders. We believe our disciplined investment process, credit analysis, and low costs will produce value-added results over the long term.

Please review the enclosed portfolio listings and detailed financial data. As always, we welcome the opportunity to serve your financial needs. Should you have any questions about the enclosed information, please do not hesitate to contact us at 800-967-9009. You may also access Fund and account information at www.aafunds.com. Thank you for your continued confidence in the American AAdvantage Select Funds.

                                            Sincerely,

                                            /s/  WILLIAM F. QUINN
                                            William F. Quinn
                                            President
                                            American AAdvantage Select Funds

American AAdvantage Select Funds

Market and Performance Overview
--------------------------------------------------------------------------------

The year began with the uncertainty of a war with Iraq, unemployment on the rise and a bounce in the stock market's average indices. After a successful campaign in Iraq, the Bush Administration shifted its focus to stimulating economic growth through tax cuts. A great deal of uncertainty surrounded monetary policy, as the world and U.S. economic recovery appeared tentative. Excess capacity hindered pricing power and productivity increases hindered the labor market. Inflation posed no threat during the year; in fact, Federal Reserve Chairman Alan Greenspan expressed concern over deflation, indicating the Fed would be diligent in monitoring the potential threat of falling prices. Indeed, with the Fed's apparent conviction to utilize all means necessary to avoid deflation and stimulate the economy, the overnight Fed Funds rate was lowered by 25 basis points to 1% at the June FOMC meeting. This is the lowest overnight level in over forty years.

As the year progressed, the economy appeared to be heading down the path of an economic growth recovery. The third quarter GDP growth rate of 8.2% was the highest since 1983 and economists have been forecasting 4% GDP growth for the fourth quarter of 2003 and throughout 2004. The stock market's extraordinary returns, the continued robust housing market, and the capture of Saddam Hussein all helped improve consumer confidence. The recent drop in the dollar should make U.S. exports more appealing. The only remaining area of concern from a recovery viewpoint is jobs creation. Although the jobless rate has edged its way down to 5.7% from a high of 6.3% in May, we have yet to see strong increases in the number of new non-farm payrolls that many economists have been anticipating. Productivity has enabled companies to produce more without having to hire additional workers. The third quarter productivity pace was the fastest in 20 years. With inflation still benign, productivity increasing, and lackluster jobs creation, there is little reason to doubt Fed Chairman Greenspan's repeated assertions that monetary policy could remain accommodative for a "considerable period", or at least through the first half of 2004.

As evidence mounted that money market interest rates would head lower, the weighted-average maturity of the American Select Funds was extended close to the 60 day maximum for "AAA" rated funds. This strategy enabled the Funds to lock in higher rates. The extension became even more beneficial when the Fed lowered the Fed Funds rate 25 basis points from 1.25% to 1% at the June FOMC meeting. After thirteen consecutive easings by the Fed since January 2001, a positively sloped money market yield curve emerged in the second half of 2003. The market began to anticipate in July that the next move by the Fed would be to increase interest rates. That notion gained momentum after third quarter GDP growth came in at a surprising 8.2%. Since then, the economic growth recovery has remained on track, but with disappointing jobs creation. The encouraging news on productivity coupled with the disappointing news on jobs creation led us to concur with Chairman Greenspan's repeated assertions that monetary policy could remain accommodative and money market interest rates will remain at historically low levels for a "considerable period". The weighted-average maturity of the Funds will likely remain in the 50 to 60 day range until evidence of a recovery in jobs creation emerges and the likelihood of a Fed rate hike increases.

For the twelve months ended December 31, 2003, the total return of the American AAdvantage Money Market Select Fund was 1.13%. The Fund outperformed the Lipper Institutional Money Market Average return of 0.80% by 33 basis points. Lipper Analytical Services ranked the Fund 10th among 279 and 11th among 228 Institutional Money Market Funds for the one-year and three-years ended December 31, 2003, respectively.

For the twelve months ended December 31, 2003, the total return of the American AAdvantage U.S. Government Money Market Select Fund was 1.11%. The Fund outperformed the Lipper Institutional U.S. Government Money Market Average return of 0.80% by 31 basis points. Lipper Analytical Services ranked the Fund 2nd among 139 Institutional U.S. Government Money Market Funds for the year ended December 31, 2003.

American AAdvantage Select Funds

--------------------------------------------------------------------------------

                               ANNUALIZED TOTAL RETURNS
                          ---------------------------------
                                   AS OF 12/31/03
                          ---------------------------------
                           1 YEAR     5 YEARS     10 YEARS
                          --------   ---------   ----------
Money Market (1,2)         1.13%       3.78%       4.58%
U.S. Government (1,3)      1.11%       3.64%       4.40%

1 Past performance is not indicative of future performance. An investment in the American AAdvantage Select Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.
2 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on September 1, 1987. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through December 31, 1999 are those of the Companion Fund. The Fund began offering its shares on January 1, 2000. Thus, performance results shown from that date through December 31, 2003 are for the Fund. Because the Companion Fund had higher expenses, its performance was worse than the Fund would have realized in the same period.
3 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on March 2, 1992. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through November 30, 2001 are those of the Companion Fund. The Fund began offering its shares on December 1, 2001. Thus, performance results shown from that date through December 31, 2003 are for the Fund. Because the Companion Fund had moderately higher expenses, its performance was slightly worse than the Fund would have realized in the same period.

Portfolio Statistics as of December 31, 2003
                               Money Market    U.S. Government
                               ------------    ---------------
7-Day Current Yield*               1.02%           0.99%
7-Day Effective Yield*             1.03%           0.99%
30-Day Yield*                      1.02%           0.99%
Weighted Average Msturity         50 Days         48 Days
Moody's Rating                      Aaa             Aaa
Standard & Poor's Rating            AAAm            AAAm

* Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

Money Market Portfolio - Top Ten Holdings as of December 31, 2003
                                            % of
                                         Net Assets
                                         ----------
General Electric Capital Corporation        4.7%
Edison Asset Securitization                 4.5%
Metropolitan Life Insurance Company         3.9%
Bank of America Corporation                 3.8%
Bayerische Landesbank                       3.5%
Federal Home Loan Mortgage Corporation      3.3%
Wells Fargo Financial, Incorporated         3.2%
Southtrust Bank, NA                         3.2%
American Honda Finance Corporation          3.0%
First Tennessee Bank                        3.0%

              Report of Ernst & Young, LLP, Independent Auditors

Shareholders and Board of Trustees American AAdvantage Select Funds

We have audited the accompanying statements of assets and liabilities of the American AAdvantage Money Market Select Fund and the American AAdvantage U.S. Government Money Market Select Fund (collectively, "the Funds") (separate funds comprising the American AAdvantage Select Funds) as of December 31, 2003, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective American AAdvantage Select Funds at December 31, 2003, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                             /s/ Ernst & Young LLP

Chicago, Illinois
February 13, 2004

American AAdvantage Select Funds

Statements of Assets And Liabilities   December 31, 2003
--------------------------------------------------------------------------------
in thousands, except share and per share amounts

                                                                    U.S. Government
                                                Money Market          Money Market
                                               --------------       ---------------
Assets:
  Investments in Portfolio, at value.........  $    3,989,923         $     162,590
  Receivable for fund shares sold............              50                     -
  Receivable from Manager for expense
    reimbursement (Note 2)...................               -                     1
                                               --------------       ---------------
TOTAL ASSETS.................................       3,989,973               162,591
                                               --------------       ---------------
Liabilities:
  Dividends payable..........................           1,219                    89
  Other liabilities..........................              30                    13
                                               --------------       ---------------
TOTAL LIABILITIES............................           1,249                   102
                                               --------------       ---------------
NET ASSETS...................................  $    3,988,724         $     162,489
                                               ==============       ===============
ANALYSIS OF NET ASSETS:
  Paid-in-capital............................  $    3,988,724         $     162,489
                                               --------------       ---------------
NET ASSETS...................................  $    3,988,724         $     162,489
                                               ==============       ===============

Shares outstanding (no par value)............   3,988,724,121           162,489,180
                                               ==============       ===============

Net asset value, offering and redemption
  price per share............................  $         1.00         $        1.00
                                               ==============       ===============

                             See accompanying notes

American AAdvantage Select Funds

Statements of Operations   Year Ended December 31, 2003
--------------------------------------------------------------------------------
in thousands

                                                                     U.S. Government
                                                Money Market          Money Market
                                                ------------         ---------------
Investment Income Allocated From Portfolio:
  Interest income............................   $    43,998          $        1,512
  Portfolio Expenses.........................        (4,006)                   (154)
                                                ------------         ---------------
    Net investment income allocated
      from Portfolio.........................        39,992                   1,358
                                                ------------         ---------------
Fund Expenses:
  Transfer agent fees........................            73                       1
  Professional fees..........................            15                       9
  Registration fees and expenses.............          (128)                     --
  Other expenses.............................           129                      18
                                                ------------         ---------------
    Total fund expenses......................            89                      28
                                                ------------         ---------------
    Less reimbursement of expenses (Note 2)..            11                      32
                                                ------------         ---------------
    Net fund expenses........................            78                      (4)
                                                ------------         ---------------
Net Investment Income........................        39,914                   1,362
                                                ------------         ---------------
Realized Gain Allocated From Portfolio:
  Net realized gain on investments.........              31                       5
                                                ------------         ---------------
    Net gain on investments................              31                       5
                                                ------------         ---------------
Net increase in net assets resulting
  from operations..........................     $    39,945          $        1,367
                                                ============         ===============

                             See accompanying notes

American AAdvantage Select Funds

Statements Of Changes In Net Assets
--------------------------------------------------------------------------------
in thousands

                                              Money Market            U.S. Government Money
                                                                             Market
                                        -------------------------   -------------------------
                                         Year Ended December 31,     Year Ended December 31,
                                        -------------------------   -------------------------
                                           2003          2002          2003          2002
                                        -----------   -----------   -----------   -----------
Increase (Decrease) in Net Assets:
Operations:
  Net investment income.............    $    39,914   $   121,044   $     1,362   $       802
  Net realized gain (loss) on
      investments...................             31            (9)            5             5
                                        -----------   -----------   -----------   -----------
    Net increase in net assets
      resulting from operations.....         39,945       121,035         1,367           807
                                        -----------   -----------   -----------   -----------
Distributions To Shareholders:
  Net investment income.............        (39,916)     (121,042)       (1,362)         (802)
  Net realized gain on investments..            (22)           --            (5)           (5)
                                        -----------   -----------   -----------   -----------
    Distributions to shareholders...        (39,938)     (121,042)       (1,367)         (807)
                                        -----------   -----------   -----------   -----------
Capital Share Transactions (at $1.00 per share):
  Proceeds from sales of shares.....     52,230,559    98,868,496       721,183     1,311,180
  Reinvestment of dividends and
    distributions...................         16,049        31,653           109            --
  Cost of shares redeemed...........    (53,287,925)  (99,459,138)     (668,817)   (1,203,988)
                                        -----------   -----------   -----------   -----------
    Net increase (decrease) in net
      assets from capital share
      transactions..................     (1,041,317)     (558,989)       52,475       107,192
                                        -----------   -----------   -----------   -----------
Net increase (decrease) in net
  assets............................     (1,041,310)     (558,996)       52,475       107,192
                                        -----------   -----------   -----------   -----------
Net Assets:
  Beginning of period...............      5,030,034     5,589,030       110,014         2,822
                                        -----------   -----------   -----------   -----------
  End of period*....................    $ 3,988,724   $ 5,030,034   $   162,489   $   110,014
                                        ===========   ===========   ===========   ===========
  * Includes undistributed net
      investment income of..........    $        --   $         2   $        --   $        --
                                        ===========   ===========   ===========   ===========


                             See accompanying notes

American AAdvantage Select Funds

Notes To Financial Statements  December 31, 2003
--------------------------------------------------------------------------------

Note 1 - Organization and Significant Accounting Policies

Organization
American AAdvantage Select Funds (the "Trust") is organized as a
Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no load, open-end management investment company with separate series. The following series are included in this report:
American AAdvantage Money Market Select Fund and American AAdvantage U.S. Government Money Market Select Fund (each a "Fund" and collectively the "Funds"). The American AAdvantage Money Market Select Fund commenced active operations on January 1, 2000 and the American AAdvantage U.S. Government Money Market Select Fund commenced active operations on December 1, 2001.

Each Fund invests all of its investable assets in the corresponding portfolio of the AMR Investment Services Trust, an open-end diversified management investment company, as follows: the American AAdvantage Money Market Select Fund invests assets in the AMR Investment Services Money Market Portfolio and the American AAdvantage U.S. Government Money Market Select Fund invests assets in the AMR Investment Services U.S. Government Money Market Portfolio. Each AMR Investment Services Trust Portfolio has the same investment objectives as its corresponding Fund. The value of such investments reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (80.61% and 69.17% at December 31, 2003, of the AMR Investment Services Money Market and U.S. Government Money Market Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

The following is a summary of the significant accounting policies followed by the Funds.

Valuation of Investments
The Funds record their investment in the Portfolios at fair value. Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

Investment Income
Each Fund records its share of net investment income (loss) and realized gain (loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of each Portfolio are allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination.

Dividends
The Funds generally declare dividends daily from net investment income and net short-term gains, if any, payable monthly. Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

Federal Income and Excise Taxes
It is the policy of each of the Funds to comply with the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

Expenses
Expenses directly attributable to a Fund are charged to that Fund's operations. Expenses incurred by the Trust with respect to any two or more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund bears equally those expenses that are allocated to the Fund as a whole.

Valuation of Shares
The price per share is calculated on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. Net asset value per share is computed by dividing the value of the Funds' total assets (which includes the value of the Funds' investment in the Portfolio), less liabilities, by the number of Fund shares outstanding.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results may differ from those estimated.

American AAdvantage Select Funds

--------------------------------------------------------------------------------

Note 2 - Fees and Transactions with Affiliates
Reimbursement of Expenses
The Manager contractually agreed to reimburse the each Fund for other expenses through December 31, 2003 to the extent that total annual Fund operating expenses exceed 0.12%. For the year ended December 30, 2003, the Manager reimbursed expenses totaling $11,118 and $32,027 to the Money Market and U.S. Government Money Market Select Funds, respectively.

Expense Reimbursement Plan
Effective July 10, 2003, the Funds adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Funds' average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. Reimbursed expenses subject to potential recovery totaling $8,002 and $11,073 for the Money Market and U.S. Government Money Market Select Funds, respectively, will expire in 2006.

Other
Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided unlimited air transportation on American. In addition, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. Retired trustees and their spouses receive American Airlines flight benefits, plus reimbursement of any tax liability relating to such benefits, up to a maximum annual value of $40,000. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended. For the year ended December 31, 2003, the cost of air transportation was not material to either of the Funds.

American AAdvantage Money Market Select Fund

Financial Highlights (For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                           Year Ended December 31,
                                               ----------------------------------------------
                                                  2003        2002       2001(B)      2000
                                               ----------  ----------  ----------  ----------
Net asset value, beginning of period.........  $     1.00  $     1.00  $     1.00  $     1.00
                                               ----------  ----------  ----------  ----------
  Net investment income(A)...................        0.01        0.02        0.04        0.06
  Less dividends from net investment income..       (0.01)      (0.02)      (0.04)      (0.06)
                                               ----------  ----------  ----------  ----------
Net asset value, end of period...............  $     1.00  $     1.00  $     1.00  $     1.00
                                               ==========  ==========  ==========  ==========
Total return.................................        1.13%       1.81%       4.28%       6.58%
                                               ==========  ==========  ==========  ==========
Ratios and supplemental data:
  Net assets, end of period (in thousands)...  $3,988,724  $5,030,034  $5,589,030  $2,227,985
  Ratios to average net assets (annualized)(A):
    Expenses.................................       0.12%       0.11%       0.12%       0.12%
    Net investment income....................       1.14%       1.82%       3.84%       6.47%
    Decrease reflected in above expense ratio
      due to absorption of expenses by the
      Manager................................         --          --          --        0.03%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Money Market Portfolio.

(B) Prior to December 1, 2001, the American AAdvantage Money Market Select Fund was known as the American Select Cash Reserve Fund.

American AAdvantage U.S. Government Money Market Select Fund

Financial Highlights (For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                Year Ended December 31,   December 1 to
                                               ------------------------    December 31,
                                                  2003         2002           2001(B)
                                               ----------  ------------   -------------
Net asset value, beginning of period.........  $     1.00  $       1.00   $        1.00
                                               ----------  ------------   -------------
  Net investment income(A)...................        0.01          0.02              --(D)
  Less dividends from net investment income..       (0.01)        (0.02)             --(D)
                                               ----------  ------------   -------------
Net asset value, end of period...............  $     1.00  $       1.00   $        1.00
                                               ==========  ============   =============
Total return.................................        1.11%         1.74%           0.20%(C)
                                               ==========  ============   =============
Ratios and supplemental data:
  Net assets, end of period (in thousands)...  $  162,489  $    110,014   $       2,822
  Ratios to average net assets (annualized)(A):
    Expenses.................................       0.12%         0.12%           0.10%
    Net investment income....................       1.09%         1.75%           2.06%
    Decrease reflected in above expense ratio
      due to absorption of expenses by the
      Manager................................       0.03%         0.03%             --

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services U.S. Government Money Market Portfolio.

(B) The American AAdvantage U.S. Government Money Market Select Fund commenced active operations on December 1, 2001.

(C)  Not annualized.

(D)  Amount is less than $0.01 per share.

              Report of Ernst & Young, LLP, Independent Auditors

Shareholders and Board of Trustees
AMR Investment Services Money Market Portfolio
AMR Investment Services U.S. Government Money Market Portfolio

We have audited the accompanying statements of assets and liabilities of the AMR Investment Services Money Market Portfolio and the AMR Investment Services U.S. Government Money Market Portfolio (collectively, "the Portfolios") (separate portfolios comprising the AMR Investment Services Trust),including the schedules of investments, as of December 31, 2003, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios of the AMR Investment Services Trust at December 31, 2003, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                             /s/ Ernst & Young LLP

Chicago, Illinois
February 13, 2004

AMR Investment Services Money Market Portfolio

Schedule Of Investments  December 31, 2003
--------------------------------------------------------------------------------
in thousands, except share amounts

                                                                       PAR
                                                                      AMOUNT        VALUE
                                                                    ----------    ----------
REPURCHASE AGREEMENTS (Note B) - 5.05%
Goldman Sachs, 1.00%, Due 1/2/2004                                  $  200,000    $  200,000
JP Morgan Chase Securities, 1.00%, Due 1/2/2004                         50,000        50,000
                                                                                  ----------
TOTAL REPURCHASE AGREEMENTS                                                          250,000
                                                                                  ----------

TIME DEPOSITS - 11.89%
Deutsche Bank Cash Reserves, 0.938%, Due 1/2/2004                   $  188,648    $  188,648
Societe Generale, 0.938%, Due 1/2/2004                                 200,000       200,000
UBS Securities, LLC, 0.938%, Due 1/2/2004                              200,000       200,000
                                                                                  ----------
       TOTAL TIME DEPOSITS                                                           588,648
                                                                                  ----------
VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES (Note E) - 23.03%
Bank One, NA, 1.181%, Due 1/27/2005                                     25,000        25,017
Bayerische Landesbank, 1.17%, Due 12/17/2004                           171,140       171,210
Canadian Imperial Bank of Commerce, 1.11%, Due 3/12/2004               100,000        99,999
Credit Suisse First Boston Corporation, 1.12%, Due 7/7/2004            150,000       150,000
First Tennessee Bank,
  1.20%, Due 7/21/2004                                                  50,000        50,027
  1.25%, Due 11/26/2004                                                100,000       100,102
First Union National Bank,
  1.358%, Due 6/3/2004                                                  96,500        96,590
  1.338%, Due 6/16/2004                                                  5,000         5,005
Marshall & Ilsley Bank, 1.20%, Due 12/20/2004                          125,500       125,588
Southtrust Bank, NA,
  1.27%, Due 3/19/2004                                                  50,700        50,713
  1.25%, Due 5/24/2004                                                  85,382        85,417
  1.25%, Due 6/21/2004                                                  22,000        22,010
Suntrust Bank, NA,
  1.24%, Due 4/12/2004                                                 125,000       125,056
  1.27%, Due 6/21/2004                                                  25,000        25,015
Wachovia Bank, NA, 1.22%, Due 10/19/2004                                 8,000         8,006
                                                                                  ----------
       TOTAL VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES                  1,139,755
                                                                                  ----------

VARIABLE RATE FUNDING AGREEMENTS (Notes A and E) - 5.96%
General Electric Capital Assurance Company, 1.253%, Due 12/15/2004     100,000       100,000
Metropolitan Life Insurance Company, 1.253%, Due 11/22/2004            195,000       195,000
                                                                                  ----------
       TOTAL VARIABLE RATE FUNDING AGREEMENTS                                        295,000
                                                                                  ----------

ASSET-BACKED COMMERCIAL PAPER, (Notes C and D) - 11.41%
Atlantis One Funding Corporation, 144A,
  1.12%, Due 3/15/2004                                                  45,022        44,918
  1.15%, Due 6/10/2004                                                  73,682        73,303
Edison Asset Securitization, 144A,
  1.12$, Due 3/25/2004                                                  71,101        70,915
  1.12%, Due 4/1/2004                                                  150,000       149,575
Moat Funding LLC, 144A,
  1.15%, Due 3/15/2004                                                  70,000        69,835
  1.15%, Due 4/6/2004                                                   17,500        17,446
Sigma Financial, Incorporated, 144A
  1.13%, Due 3/15/2004                                                 100,000        99,768
  1.16%, Due 3/15/2004                                                   5,000         4,988
  1.145%, Due 4/13/2004                                                 34,000        33,889
                                                                                  ----------
       TOTAL ASSET-BACKED COMMERCIAL PAPER                                           564,637
                                                                                  ----------

                             See accompanying notes

AMR Investment Services Money Market Portfolio

Schedule Of Investments  December 31, 2003
--------------------------------------------------------------------------------
in thousands, except share amounts

                                                                     PAR
                                                                    AMOUNT        VALUE
                                                                  ----------    ----------
VARIABLE RATE COMMERCIAL PAPER - 2.02%
Goldman Sachs Group, LP, 1.14%, Due 1/18/2005                     $  100,000    $  100,000
                                                                  ----------    ----------
       TOTAL VARIABLE RATE COMMERCIAL PAPER                                        100,000
                                                                                ----------

VARIABLE RATE MEDIUM-TERM NOTES (Note E) - 36.60%
American General Finance Corporation, 1.34%, Due 8/6/2004             49,270        49,324
American Honda Finance Corporation, 144A (Note C),
  1.32%, Due 6/11/2004                                                15,000        15,013
  1.30%, Due 10/7/2004                                                50,000        50,069
  1.33%, Due 12/9/2004                                                60,000        60,108
  1.28%, Due 1/13/2005                                                25,000        25,042
Bank of America Corporation,
  1.41%, Due 5/3/2004                                                  5,500         5,505
  1.26%, Due 7/2/2004                                                 52,000        52,030
  1.45%, Due 10/22/2004                                              128,890       129,224
Citigroup, Incorporated,
  1.26%, Due 7/26/2004                                                63,500        63,559
  1.32%, Due 10/22/2004                                               77,700        77,822
General Electric Capital Corporation,
  1.13%, Due 5/4/2004                                                 55,000        54,786
  1.23%, Due 1/19/2005                                               180,000       180,000
Goldman Sachs Group, LP, 1.40%, Due 11/16/2004                       143,000       143,330
HSBC USA, Incorporated, 1.32%, Due 9/24/2004                          60,000        60,072
Merrill Lynch & Company, Incorporated,
  1.33%, Due 1/14/2004                                                50,000        50,003
  1.47%, Due 1/13/2005                                                59,000        59,217
  1.47%, Due 1/18/2005                                                20,000        20,073
Morgan Stanley & Company, Incorporated, 1.42%, Due 1/24/2005          70,000        70,220
Paccar Financial Corporation,
  1.20%, Due 4/26/2004                                                15,000        15,004
  1.21%, Due 9/20/2004                                               100,000       100,057
Salomon Smith Barney Holdings,
  1.288%, Due 1/28/2004                                               10,000        10,001
  1.50%, Due 5/21/2004                                                14,750        14,772
  1.271%, Due 8/18/2004                                               50,000        50,046
  1.34%, Due 9/20/2004                                                50,000        50,074
  1.321%, Due 11/18/2004                                              22,400        22,438
SLM Corporation, 1.31%, Due 7/26/2004                                 40,670        40,712
Toyota Motor Credit Corporation, 1.15%, Due 1/14/2005                 50,000        50,024
USA Education, Incorporated,
  1.448%, Due 6/16/2004                                               24,000        24,032
  1.49%, Due 10/25/2004                                               73,500        73,706
US Bank, NA, 1.30%, Due 4/13/2004                                      9,000         9,005
Wachovia Bank, NA, 1.57%, Due 8/19/2004                               28,000        28,082
Wells Fargo Financial, Incorporated,
  1.21%, Due 3/26/2004                                                61,000        61,013
  1.23%, Due 10/1/2004                                                97,090        97,156
                                                                                ----------
       TOTAL VARIABLE RATE MEDIUM-TERM NOTES                                     1,811,519
                                                                                ----------

                             See accompanying notes

AMR Investment Services Money Market Portfolio

Schedule Of Investments  December 31, 2003
--------------------------------------------------------------------------------
in thousands, except share amounts

                                                                             PAR
                                                                            AMOUNT        VALUE
                                                                          ----------    ----------
U.S. GOVERNMENT AGENCY INSTRUMENTS (Note D) - 3.95%
Federal Home Loan Mortgage Corporation,
  Discount Note, 1.14%, Due 5/10/2004                                     $  115,650    $  115,174
  Discount Note, 1.14%, Due 5/12/2004                                         50,000        49,791
Federal National Mortgage Association, Discount Note, 1.13%, Due 5/5/2004     30,850        30,729
                                                                                        ----------
       TOTAL U.S. GOVERNMENT AGENCY INSTRUMENTS                                            195,694
                                                                                        ----------
TOTAL INVESTMENTS - 99.91% (Cost $4,945,253)                                             4,945,253
                                                                                        ----------
OTHER ASSETS, NET OF LIABILITIES - 0.09%)                                                    4,364
                                                                                        ----------
TOTAL NET ASSETS - 100%                                                                 $4,949,617
                                                                                        ==========

Based on the cost of investments of $4,945,253 for federal income tax purposes at December 31, 2003, there was no unrealized appreciation or depreciation of investments.

(A) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.
(B)  Collateral held at Bank of New York for Goldman Sachs, 4.50% - 5.00%,
     Due 10/1/2033 - 12/1/2033, Total Value - $204,000,000; and at JP Morgan
     Chase Bank for JP Morgan Chase Securities, 5.00%, Due 11/1/2018 - 12/1/2018, Total Value - $51,000,456.
(C) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $714,869 or 14.44% of net assets.
(D) Rates associated with money market securities represent discount rate at time of purchase.
(E) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.



                             See accompanying notes

AMR Investment Services U.S. Government Money Market Portfolio

Schedule of Investments  December 31, 2003
--------------------------------------------------------------------------------
in thousands, except share amounts

                                                                PAR
                                                               AMOUNT        VALUE
                                                             ----------    ----------
REPURCHASE AGREEMENTS (Note A) - 40.13%
Bank of America Securities, LLC, 1.00%, Due 1/2/2004         $   50,000    $   50,000
Goldman Sachs, 1.00%, Due 1/2/2004                               44,343        44,343
                                                                           ----------
     TOTAL REPURCHASE AGREEMENTS                                               94,343
                                                                           ----------
U.S. GOVERNMENT AGENCY INSTRUMENTS - 59.70%
Federal Home Loan Bank,
  Discount Note, 1.065%, Due 1/21/2004 (Note B)                   1,600         1,599
  Discount Note, 1.06%, Due 2/25/2004 (Note B)                    4,000         3,993
  Discount Note, 1.11%, Due 3/10/2004 (Note B)                    1,000           998
  Discount Note, 1.09%, Due 3/15/2004 (Note B)                    1,000           998
  Agency Note, 3.75%, 1.255%, Due 4/15/2004                       4,595         4,630
  Agency Note, 4.875%, 1.255%, Due 4/16/2004                      4,000         4,041
  Floating Rate Note, 1.041%, Due 8/11/2004 (Note C)              5,000         4,999
Federal Home Loan Mortgage Corporation,
  Discount Note, 1.08%, Due 1/15/2004 (Note B)                    4,842         4,840
  Agency Note, 1.20%, Due 8/6/2004, Callable 1/16/2004            5,000         5,000
  Discount Note, 1.08%, Due 2/2/2004 (Note B)                     1,100         1,099
  Discount Note, 1.13%, Due 2/5/2004 (Note B)                     5,000         4,994
  Discount Note, 1.09%, Due 2/19/2004 (Note B)                    2,900         2,896
  Discount Note, 1.12%, Due 3/1/2004 (Note B)                     3,150         3,144
  Discount Note, 1.06%, Due 3/4/2004 (Note B)                     4,400         4,392
  Discount Note, 1.10%, Due 3/5/2004 (Note B)                     3,000         2,994
  Agency Note, 3.75%, Due 4/15/2004                               2,000         2,015
  Discount Note, 1.18%, Due 4/22/2004 (Note B)                      749           746
  Discount Note, 1.09%, Due 5/12/2004 (Note B)                    5,731         5,708
  Discount Note, 1.11%, Due 5/12/2004 (Note B)                    2,131         2,122
  Discount Note, 1.09%, Due 5/13/2004 (Note B)                    5,000         4,980
  Discount Note, 1.10%, Due 5/13/2004 (Note B)                    2,000         1,992
  Discount Note, 1.09%, Due 6/16/2004 (Note B)                    3,000         2,985

                             See accompanying notes

AMR Investment Services U.S. Government Money Market Portfolio

Schedule of Investments  December 31, 2003
--------------------------------------------------------------------------------
in thousands, except share amounts

                                                                PAR
                                                               AMOUNT        VALUE
                                                             ----------    ----------
Federal National Mortgage Association,
  Discount Note, 1.08%, Due 1/20/2004 (Note B)                    2,000         1,999
  Discount Note, 1.23%, Due 1/29/2004 (Note B)                    1,000           999
  Discount Note, 1.25%, Due 1/29/2004 (Note B)                    2,650         2,647
  Discount Note, 1.09%, Due 2/2/2004 (Note B)                     1,000           999
  Discount Note, 1.10%, Due 2/4/2004 (Note B)                     1,200         1,199
  Discount Note, 1.12%, Due 2/4/2004 (Note B)                     5,000         4,995
  Discount Note, 1.13%, Due 2/11/2004 (Note B)                    1,353         1,351
  Agency Note, 5.13%, Due 2/13/2004                              15,000        15,067
  Discount Note, 1.07%, Due 2/18/2004 (Note B)                    5,000         4,993
  Discount Note, 1.09%, Due 2/18/2004 (Note B)                    2,800         2,796
  Discount Note, 1.10%, Due 2/19/2004 (Note B)                    1,568         1,566
  Discount Note, 1.12%, Due 3/3/2004 (Note B)                     2,403         2,398
  Discount Note, 1.14%, Due 3/3/2004 (Note B)                       900           898
  Discount Note, 1.10%, Due 3/5/2004 (Note B)                     1,150         1,148
  Discount Note, 1.11%, Due 3/10/2004 (Note B)                    2,700         2,694
  Discount Note, 1.12%, Due 3/10/2004 (Note B)                    5,000         4,989
  Discount Note, 1.13%, Due 3/31/2004 (Note B)                    2,500         2,493
  Discount Note, 1.12%, Due 4/7/2004 (Note B)                     5,000         4,985
  Discount Note, 1.12%, Due 5/4/2004 (Note B)                     5,000         4,981
  Discount Note, 1.13%, Due 5/5/2004 (Note B)                     1,000           996
  Discount Note, 1.10%, Due 5/26/2004 (Note B)                    5,000         4,978
                                                                           ----------
     TOTAL U.S. GOVERNMENT AGENCY INSTRUMENTS                                 140,336
                                                                           ----------
TOTAL INVESTMENTS - 99.83% (Cost $234,679)                                    234,679
                                                                           ----------
OTHER ASSETS, NET OF LIABILITIES - 0.17%                                          391
                                                                           ----------
TOTAL NET ASSETS - 100%                                                    $  235,070
                                                                           ==========

Based on the cost of investments of $234,679 for federal income tax purposes at December 31, 2003, there was no unrealized appreciation or depreciation of investments.

(A) Collateral held at Bank of New York for Bank of America Securities, LLC, 4.50% - 5.00%, Due 6/1/2033 - 11/1/2033, Total Value - $51,000,001; and
    Goldman Sachs, 4.50% - 7.00%, Due 11/1/2010 - 12/1/2033, Total Value -
    $45,230,092.
(B) Rates represent discount rate.
(C) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.


                             See accompanying notes

AMR Investment Services Trust Portfolios

Statements of Assets and Liabilities  December 31, 2003
--------------------------------------------------------------------------------
in thousands

                                                                              U.S. Government
                                                         Money Market          Money Market
                                                         ------------         ---------------
Assets:
  Investments in securities at value
    (cost - $4,695,253 and $140,336, respectively).....  $  4,695,253          $      140,336
  Repurchase agreements (cost - $250,000 and $94,343,
    respectively)......................................       250,000                  94,343
  Dividends and interest receivable....................         4,976                     422
                                                         ------------          --------------
Total assets...........................................     4,950,229                 235,101
                                                         ------------          --------------
Liabilities:
  Management and investment advisory fees
    payable (Note 2)...................................           396                      17
  Other liabilities....................................           216                      14
                                                         ------------          --------------
Total liabilities......................................           612                      31
                                                         ------------          --------------
Net assets applicable to investors' beneficial
  interests............................................  $  4,949,617          $      235,070
                                                         ============          ==============

                             See accompanying notes

AMR Investment Services Trust Portfolios

Statements Of Operations  Year Ended December 31, 2003
--------------------------------------------------------------------------------
in thousands

                                                                            U.S. Government
                                                       Money Market          Money Market
                                                       ------------         ---------------
Investment Income:
  Interest income...................................   $    57,947          $        3,439
                                                       ------------         ---------------
    Total investment income.........................        57,947                   3,439
                                                       ------------         ---------------
Expenses:
  Management and investment advisory fees (Note 2)..         4,629                     276
  Custodian fees....................................           295                      26
  Professional fees.................................           104                       9
  Other expenses....................................           248                      29
                                                       ------------         ---------------
    Total expenses..................................         5,276                     340
                                                       ------------         ---------------
Net Investment Income...............................        52,671                   3,099
                                                       ------------         ---------------
Realized Gain on Investments:
  Net realized gain on investments..................            42                       9
                                                       ------------         ---------------
    Net gain on investments.........................            42                       9
                                                       ------------         ---------------
Net increase in net assets resulting from operations   $    52,713          $        3,108
                                                       ============         ===============

                             See accompanying notes

AMR Investment Services Trust Portfolios

Statements of Changes in Net Assets
--------------------------------------------------------------------------------
in thousands

                                                         Money Market            U.S. Government Money
                                                                                       Market
                                                  --------------------------   -------------------------
                                                    Year Ended December 31,     Year Ended December 31,
                                                  --------------------------   -------------------------
                                                     2003           2002          2003          2002
                                                  -----------   ------------   -----------   -----------
Increase (Decrease) in Net Assets:
Operations:
  Net investment income.......................    $    52,671   $    165,857   $     3,099   $     6,840
  Net realized gain on investments............             42              6             9            34
                                                  -----------   ------------   -----------   -----------
    Total increase in net assets
      resulting from operations...............         52,713        165,863         3,108         6,874
                                                  -----------   ------------   -----------   -----------
Transactions in Investors' Beneficial Interests:
  Contributions...............................     55,478,689    106,944,248     1,085,963     2,200,353
  Withdrawals.................................    (57,817,456)  (108,139,347)   (1,324,638)   (2,032,412)
                                                  -----------   ------------   -----------   -----------
    Net increase (decrease) in net assets
      resulting from transactions in
      investors' beneficial interests.........     (2,338,767)    (1,195,099)     (238,675)      167,941
                                                  -----------   ------------   -----------   -----------
Net increase (decrease) in net assets.........     (2,286,054)    (1,029,236)     (235,567)      174,815
                                                  -----------   ------------   -----------   -----------
Net Assets:
  Beginning of period.........................      7,235,671      8,264,907       470,637       295,822
                                                  -----------   ------------   -----------   -----------
  End of period...............................    $ 4,949,617   $  7,235,671   $   235,070   $   470,637
                                                  ===========   ============   ===========   ===========

                             See accompanying notes

AMR Investment Services Trust Portfolios

Financial Highlights
--------------------------------------------------------------------------------

                                                                      Money Market
                                                -----------------------------------------------------------
                                                                                   Two Months   Year Ended
                                                   Year Ended December 31,           Ended      October 31,
                                                -------------------------------   December 31,  -----------
                                                 2003     2002    2001    2000        1999         1999
                                                -------   -----   -----   -----   ------------  -----------
Total Return:.................................   1.13%    1.81%   4.30%    N/A        N/A           N/A
Ratios to Average Net Assets (Annualized):
    Expenses..................................   0.11%    0.11%   0.11%   0.11%      0.11%         0.11%
    Net investment income.....................   1.14%    1.81%   3.95%   6.40%      5.77%         5.11%

AMR Investment Services Trust Portfolios

Financial Highlights
--------------------------------------------------------------------------------

                                                                 U.S. Government Money Market
                                                ------------------------------------------------------------
                                                                                   Two Months    Year Ended
                                                  Year Ended December 31,            Ended       October 31,
                                                -------------------------------   December 31,   -----------
                                                 2003     2002    2001    2000        1999          1999
                                                -------   -----   -----   -----   ------------   -----------
Total Return:.................................   1.11%    1.74%   4.24%    N/A        N/A            N/A
Ratios to Average Net Assets (Annualized):
    Expenses..................................   0.12%    0.12%   0.11%   0.13%      0.12%          0.12%
    Net investment income.....................   1.13%    1.71%   3.99%   6.27%      5.67%          4.89%

AMR Investment Services Trust

Notes to Financial Statements  December 31, 2003
--------------------------------------------------------------------------------

Note 1-Organization and Significant Accounting Policies

AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the AMR Investment Services Money Market Portfolio and the AMR Investment Services U.S. Government Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

The following is a summary of the significant accounting policies followed by the Portfolios.

Security Valuation
Securities of the Portfolios are valued at fair value, which approximates amortized cost. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation which the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action which should be initiated.

Security Transactions and Investment Income
Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Federal Income and Excise Taxes
The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code.

Repurchase Agreements
Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank which are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks. The collateral is monitored daily by each Portfolio so that the collateral's market value exceeds the carrying value of the repurchase agreement.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Note 2-Transactions with Affiliates

Management Agreement
The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment adviser to each of the Portfolios. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolios 0.10% of the average daily net assets of each of the Portfolios.

Other
Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American.

AMR Investment Services Trust

--------------------------------------------------------------------------------

In addition, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. Retired trustees and their spouses receive American Airlines flight benefits, plus reimbursement of any tax liability relating to such benefits, up to a maximum annual value of $40,000. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended. For the year ended December 31, 2003, the cost of air transportation was not material to any of the Portfolios.

Trustees and Officers of the Trust and the AMR Investment Services Trust (Unaudited)
--------------------------------------------------------------------------------

The Trustees and officers of the Trust and AMR Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-five funds in the fund complex that includes the AMR Trust, the American AAdvantage Funds, the American AAdvantage Mileage Funds, and the American AAdvantage Select Funds. The Trust's Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-231-4252.

                             POSITION, TERM OF
                             OFFICE AND LENGTH
                               OF TIME SERVED    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND CURRENT
NAME, AGE AND ADDRESS         WITH EACH TRUST         DIRECTORSHIPS
---------------------        -----------------   ---------------------------------------------------------
INTERESTED TRUSTEES
                                    TERM
                             ------------------
                             Lifetime of Trust
                               until removal,
                               resignation or
                                retirement*

William F. Quinn** (55)       President and      President, AMR Investment Services, Inc. (1986-Present);
                              Trustee of AMR     Chairman (1989-2003) and Director (2003-Present), American
                             Trust since 1995    Airlines Federal Credit Union; Director, Crescent Real
                              and the Trust      Estate Equities, Inc. (1994-Present); Director, Pritchard,
                                since 1999       Hubble & Herr, LLC (investment adviser) (2001-Present);
                                                 Director of Investment Committee, Southern Methodist
                                                 University Endowment Fund (1996-Present); Member of Advisory
                                                 Board, Southern Methodist University Cox School of Business
                                                 (1999-2002); Member of Pension Manager Committee, New York
                                                 Stock Exchange (1997-1998, 2000-2002); Trustee, American
                                                 AAdvantage Funds (1987-Present); Trustee, American
                                                 AAdvantage Mileage Funds (1995-Present).

Alan D. Feld** (67)           Trustee of AMR     Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (law firm)
                             Trust since 1996    (1960-Present); Director, Clear Channel Communications
                              and the Trust      (1984-Present); Trustee, CenterPoint Properties
                               since 1999        (1994-Present); Trustee, American AAdvantage Funds
                                                 (1996-Present); Trustee, American AAdvantage Mileage Funds
                                                 (1996-Present).

NON-INTERESTED TRUSTEES
                                    TERM
                             ------------------
                             Lifetime of Trust
                               until removal,
                               resignation or
                                retirement*

Stephen D. O'Sullivan (68)    Trustee of AMR     Consultant (1994-Present); Trustee, American AAdvantage
                             Trust since 1995    Funds (1987-Present); Trustee, American AAdvantage
                              and the Trust      Mileage Funds (1995-Present).
                               since 1999

R. Gerald Turner (58)        Trustee since 2001  President, Southern Methodist University (1995-Present);
225 Perkins Admin. Bldg.                         Director, ChemFirst (1986-2002); Director, J.C. Penney
Southern Methodist Univ.                         Company, Inc. (1996- Present); Director, California Federal
Dallas, Texas 75275                              Preferred Capital Corp. (2001- 2003); Director, Kronus
                                                 Worldwide Inc. (chemical manufacturing) (2003-Present);
                                                 Director, First Broadcasting Investment Partners, LLC
                                                 (2003-Present); Member, United Way of Dallas Board of
                                                 Directors; Member, Salvation Army of Dallas Board of
                                                 Directors; Member, Methodist Hospital Advisory Board;
                                                 Member, Knight Commission on Intercollegiate Athletics;
                                                 Trustee, American AAdvantage Funds (2001-Present);
                                                 Trustee, American AAdvantage Mileage Funds (2001-Present).


Trustees and Officers of the Trust and the AMR Investment Services Trust (Unaudited) (Continued)
--------------------------------------------------------------------------------

                             POSITION, TERM OF
                             OFFICE AND LENGTH
                               OF TIME SERVED    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND CURRENT
NAME, AGE AND ADDRESS         WITH EACH TRUST         DIRECTORSHIPS
---------------------        -----------------   ---------------------------------------------------------
NON-INTERESTED TRUSTEES (CONT.)

Kneeland Youngblood (48)      Trustee of AMR     Managing Partner, Pharos Capital Group, LLC (a private
100 Crescent Court           Trust since 1996    equity firm) (1998-Present); Trustee, The Hockaday School
Suite 1740                     and the Trust     (1997-Present); Director, Starwood Hotels and Resorts
Dallas, Texas 75201             since 1999       (2001-Present); Member, Council on Foreign Relations
                                                 (1995-Present); Director, Just For the Kids (1995-2001);
                                                 Director, L&B Realty Advisors (1998-2000); Trustee, Teachers
                                                 Retirement System of Texas (1993-1999); Director, Starwood
                                                 Financial Trust (1998-2001); Trustee, St. Mark's School of
                                                 Texas (2002-Present); Trustee, American AAdvantage
                                                 Funds (1996-Present); Trustee, American AAdvantage Mileage
                                                 Funds (1996-Present).

OFFICERS
                                    TERM
                             ------------------
                                  One Year

Nancy A. Eckl (41)             VP of AMR Trust   Vice President, Trust Investments, AMR Investment Services,
                             since 1995 and the  Inc. (1990-Present).
                              Trust since 1999

Michael W. Fields (49)         VP of AMR Trust   Vice President, Fixed Income Investments, AMR Investment
                             since 1995 and the  Services, Inc. (1988-Present).
                              Trust since 1999

Barry Y. Greenberg (40)       VP and Assistant   Vice President, Legal and Compliance, AMR Investment
                             Secretary of AMR    Services, Inc. (1995-Present).
                             Trust since 1995
                               and the Trust
                                since 1999

Rebecca L. Harris (37)       Treasurer of AMR    Vice President, Finance, AMR Investment Services, Inc.
                             Trust since 1995    (1995- Present).
                              and the Trust
                               since 1999

John B. Roberson (45)          VP of AMR Trust   Vice President, Director of Sales, AMR Investment Services,
                             since 1995 and the  Inc. (1991-Present).
                              Trust since 1999

Robert J. Zutz (50)           Secretary of AMR   Partner, Kirkpatrick & Lockhart, LLP (law firm).
1800 Massachusetts Ave. NW    Trust since 1998
2nd Floor                       and the Trust
Washington, D.C. 20036           since 1999


* The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 70, with the exception of Mr. Quinn.

** Mr. Quinn is deemed to be an "interested persons" of the Trust and AMR Trust, as defined by the 1940 Act, because Mr. Quinn is President of the Manager. Mr. Feld is deemed to be an "interested person" of the AMR Trust only, as defined by the 1940 Act, because Mr. Feld's law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two years to one or more of the AMR Trust's sub-advisers.

American AAdvantage Select Funds

Privacy Policy
(Unaudited)
--------------------------------------------------------------------------------

The American AAdvantage Select Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

We may collect nonpublic personal information about you from one or more of the following sources:

     - information we receive from you on applications or other forms;

     - information about your transactions with us or our service providers; and

     - information we receive from third parties.

We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

                      This page intentionally left blank.

                                  [BACK COVER]

ITEM 2. CODE OF ETHICS.
Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not Applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not Applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.
     (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the registrant are effective.

     (b) There have been no significant changes in the registrant's internal control over financial reporting during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.
     (a)(1) Not Applicable.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

     (b) The certification required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as EX-99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American AAdvantage Select Funds

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: September 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: September 8, 2003


By /s/ Rebecca L. Harris
   ---------------------
   Rebecca L. Harris
   Treasurer

Date: September 8, 2003